BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

SCHEDULE OF FAIR VALUE OF CONVERTIBLE NOTES DERIVATIVE LIABILITY

The carrying amounts of the Company’s financial instruments as of June 30, 2021 and December 31, 2020 reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – June 30, 2021	$–	$–	$263,433	$263,433

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2020	$–	$–	$2,008,802	$2,008,802

The carrying amounts of the Company’s financial instruments as of December 31 2018 and 2019, reflect:

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2020	$–	$–	$2,008,802	$2,008,802

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability – December 31, 2019	$–	$–	$320,794	$320,794

SCHEDULE OF SEGMENT REPORTING

Selected Financial Data:

	For the Six months ended
	2021	2020
Net Sales
Manufacturing and Engineering	41,223	250,854
Clean Energy HRS	88,807	749,034
Cety Europe	161,128	14,924
Total Sales	291,158	1,014,812

Segment income and reconciliation before tax
Manufacturing and Engineering	29,683	83,723
Clean Energy HRS	62,802	486,585
Cety Europe	126,054	7,898
Total Segment income	218,539	578,206

Reconciling items
General and Administrative expense	(340,521)	(251,296)
Salaries	(433,069)	(385,762)
Travel	(40,354)	(40,816)
Professional Fees	(82,209)	(77,351)
Facility lease and Maintenance	(168,910)	(193,636)
Depreciation and Amortization	(16,146)	(18,886)
Change in derivative liability	1,745,369	119,359
Gain debt settlement	368,098	239,865
Interest Expense	(414,069)	(512,759)
Net Loss before income tax	836,728	(543,076)

	June 30, 2021	December 31, 2020
Total Assets
Electronics Assembly	3,276,121	1,922,648
Clean Energy HRS	2,438,011	2,166,478
Cety Europe	123,908	34,545
Total Assets	5,838,040	4,123,681

Selected Financial Data:

	For the years ended December 31,
	2020	2019
Net Sales
Manufacturing and Engineering	$422,630	$513,919
Clean Energy HRS	930,882	1,012,895
Cety Europe	52,492	83,194
Total Sales	$1,406,004	$1,610,008

Segment income and reconciliation before tax
Manufacturing and Engineering	118,412	150,741
Clean Energy HRS	581,903	428,445
Cety Europe	50,753	78,040
Total Segment income	751,068	657,226

Reconciling items
General and Administrative expense	(480,812)	(382,871)
Salaries	(495,269)	(802,951)
Travel	(86,292)	(246,078)
Professional Fees	(111,318)	(130,709)
Bad debt Expense	(259,289)	(128,463)
Consulting	(157,149)	(73,443)
Facility lease and Maintenance	(363,643)	(305,883)
Depreciation and Amortization	(32,912)	(41,437)
Change in derivative liability	(1,270,099)	216,269
Gain debt settlement	399,181	-
Interest Expense	$(1,329,230)	$(1,317,643)
Net Loss before income tax	$(3,435,764)	$(2,555,983)

	December 31, 2020	December 31, 2019
Total Assets
Electronics Assembly	$1,922,648	$1,877,916
Clean Energy HRS	2,166,478	2,405,628
Cety Europe	34,545	23,679
Total Assets	$4,123,671	$4,307,223

SCHEDULE OF DEFERRED TAX ASSET
	June 30, 2021	December 31, 2020
Deferred Tax Asset	$2,389,511	$2,640,529
Valuation Allowance	(2,389,511)	(2,640,529)
Deferred Tax Asset (Net)	$-	$-

	December 31, 2020	December 31, 2019
Deferred Tax Asset	$2,640,529	$1,609,800
Valuation Allowance	(2,640,529)	(1,609,800)
Deferred Tax Asset (Net)	$-	$-